Exploration and evaluation of oil and gas reserves (Details 3) $ in Millions	Dec. 31, 2022 USD ($) Number
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 1,470
Capitalized costs | Number	23
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 74
Capitalized costs | Number	2
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 17
Capitalized costs | Number	1
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Capitalized costs | $	$ 1,379
Capitalized costs | Number	20